Note 6 - Convertible Notes Payable - Schedule of Convertible Notes 2 (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR) [Member]
Convertible Debt [Member]
Original issuance amount	$ 12,433,000
Fair value	$ 13,250,000
Note 1 [Member]
Issuance date	Jun. 04, 2024
Original issuance amount	$ 5,000,000
Maturity date	Jun. 06, 2027
Interest rate	2.00%
Fair value	$ 5,348,754
Note 2 [Member]
Issuance date	Jun. 26, 2024
Original issuance amount	$ 2,500,000
Maturity date	Jun. 06, 2027
Interest rate	2.00%
Fair value	$ 2,662,842
Note 3 [Member]
Issuance date	Jun. 26, 2024
Original issuance amount	$ 2,500,000
Maturity date	Jun. 06, 2027
Interest rate	2.00%
Fair value	$ 2,662,842
Note 4 [Member]
Issuance date	Jul. 17, 2024
Original issuance amount	$ 50,000
Maturity date	Jun. 06, 2027
Interest rate	2.00%
Fair value	$ 53,037
Note 5 [Member]
Issuance date	Jul. 17, 2024
Original issuance amount	$ 50,000
Maturity date	Jun. 06, 2027
Interest rate	2.00%
Fair value	$ 53,036
Note 6 [Member]
Issuance date	Jul. 19, 2024
Original issuance amount	$ 20,000
Maturity date	Jun. 06, 2027
Interest rate	2.00%
Fair value	$ 159,047
Note 7 [Member]
Issuance date	Jul. 19, 2024
Original issuance amount	$ 143,000
Maturity date	Jun. 06, 2027
Interest rate	2.00%
Fair value	$ 151,624
Note 8 [Member]
Issuance date	Jul. 19, 2024
Original issuance amount	$ 100,000
Maturity date	Jun. 06, 2027
Interest rate	2.00%
Fair value	$ 106,031
Note 9 [Member]
Issuance date	Jul. 19, 2024
Original issuance amount	$ 70,000
Maturity date	Jun. 06, 2027
Interest rate	2.00%
Fair value	$ 74,222
Note 10 [Member]
Issuance date	Jul. 19, 2024
Original issuance amount	$ 150,000
Maturity date	Jun. 06, 2027
Interest rate	2.00%
Fair value	$ 21,206
Note 11 [Member]
Issuance date	Jul. 22, 2024
Original issuance amount	$ 700,000
Maturity date	Jun. 06, 2027
Interest rate	2.00%
Fair value	$ 741,776
Note 12 [Member]
Issuance date	Jul. 22, 2024
Original issuance amount	$ 500,000
Maturity date	Jun. 06, 2027
Interest rate	2.00%
Fair value	$ 529,840
Note 13 [Member]
Issuance date	Jul. 22, 2024
Original issuance amount	$ 150,000
Maturity date	Jun. 06, 2027
Interest rate	2.00%
Fair value	$ 158,952
Note 14 [Member]
Issuance date	Aug. 20, 2024
Original issuance amount	$ 500,000
Maturity date	Jun. 06, 2027
Interest rate	2.00%
Fair value	$ 526,791